Components of Accrued Expenses and Other Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Payables and Accruals [Abstract]
Accrued warranty costs (Note 13)	$ 28,420	176,336	$ 29,237	181,406	177,869
Accrued wages and other employee welfare	10,998	68,233		68,325
Other accrued expenses and liabilities	5,760	35,739		35,628
Accrued professional service fees	5,049	31,329		31,913
Accrued utility expenses	3,146	19,518		12,175
Accrued interest expense for bank borrowings	2,335	14,487		17,438
Accrued sales commission	2,050	12,721		17,891
Taxes payable	1,467	9,110		8,801
Interest payable for convertible bonds	1,188	7,372		9,766
Accrued freight and export related expense	530	3,286		2,167
Interest payable for long-term notes (Note 17)	522	3,236		3,224
Share Issuance and Repurchase Agreement with Hanwha Solar Holdings Co., Ltd. ("Hanwha Solar") (Note 27)	2	13		13
Accrued expenses and other liabilities	$ 61,467	381,380		388,747